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(212) 318-6065 michaelchernick@paulhastings.com
November 3, 2006	30375.00011

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.

Washington, D.C. 20549

Re: MxEnergy Holdings Inc.—Registration Statement on Form S-4

Dear Sir or Madam:

On behalf of MxEnergy Holdings Inc., a Delaware corporation (the "Issuer"), and the Subsidiary Guarantors listed on Schedule I hereto (each, a "Subsidiary Guarantor" and collectively, the "Subsidiary Guarantors"), I am submitting three copies of the Issuer's Registration Statement on Form S-4 (the "S-4") for the registration under the Securities Act of 1933, as amended (the "Securities Act"), of $190,000,000 aggregate principal amount of the Issuer's Floating Rate Senior Notes due 2011 (the "New Notes") and guarantees thereof by the Subsidiary Guarantors (the "New Guarantees") issuable in exchange for (the "Exchange Offer") the Issuer's existing Floating Rate Senior Notes due 2011 (the "Original Notes") and the related guarantees thereof by the Subsidiary Guarantors (the "Original Guarantees"), which were offered and sold in a transaction exempt from registration under the Securities Act. The S-4 was transmitted for filing with the Commission via EDGAR on the date hereof.

The Issuer has previously wired to the Commission's account at Mellon Bank $20,330 in payment of the requisite registration fee with respect to the New Notes, calculated as set forth on the facing page of the S-4.

Please note that we have been advised by the Issuer that (i) the Issuer is registering the New Notes in reliance on the Staff positions enunciated in Exxon Capital Holdings Corp. (avail. April 13, 1989), Morgan Stanley & Co. (avail. June 5, 1991) and Shearman & Sterling (avail. July 2, 1993), (ii) neither the Issuer nor any affiliate of the Issuer has entered into any agreement or understanding with any person to distribute the New Notes and (iii) to the best of the Issuer's information and belief, each person participating in the Exchange Offer is acquiring the New Notes in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the New Notes to be received in the Exchange Offer. In this regard, we have been advised by the Issuer that the Issuer will make each person participating in the Exchange Offer aware (through the Prospectus included in the S-4 (the "Prospectus")) that if such person is participating in the Exchange Offer for the purpose of distributing the New Notes to be acquired in the Exchange Offer, such person (i) could not rely on the Staff position enunciated in Exxon Capital Holdings Corporation or interpretive letters to similar effect and (ii) must comply with the registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction. The Issuer acknowledges that such a secondary resale transaction should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K. We have also been advised by the Issuer that it (i) will make each person participating in the Exchange Offer aware (through the Prospectus) that any broker-dealer who holds Original Notes acquired for its own account as a result of market-making activities or other trading activities, and who receives New Notes in exchange for such Original Notes pursuant to the Exchange Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act, which may be the Prospectus so long as it contains a plan of distribution with respect to such resale transactions (such plan of distribution need not name the broker-dealer or disclose the amount of New Notes held by the broker-dealer), in connection with any resale of such New Notes and (ii) will include in the transmittal letter or similar documentation to be executed by an exchange offeree in order to participate in the Exchange Offer the following additional provision if the exchange offeree is a broker-dealer holding Original Notes acquired for its own account as a result of market-making activities or other trading activities, an acknowledgement that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of New Notes received in respect of such Original Notes pursuant to the Exchange Offer. The transmittal letter or similar documentation may also include a statement to the effect that by so acknowledging and by delivering a prospectus, a broker-dealer will not be deemed to admit that it is an "underwriter" within the meaning of the Securities Act.

If you have any questions, or it would expedite your review in any way, please do not hesitate to contact the undersigned at (212) 318-6065 or Thomas Kruger of this firm at (212) 318-6900.

Very truly yours,
/s/ Michael K. Chernick Michael K. Chernick
of PAUL, HASTINGS, JANOFSKY & WALKER LLP
cc:	Jeffrey A. Mayer,
    President and Chief Executive Officer,
    MxEnergy Holdings Inc.
Chaitu Parikh,
    Vice President, Chief Financial Officer and
    Assistant Treasurer, MxEnergy Holdings Inc.
Thomas Kruger, Esq.

SCHEDULE I

Subsidiary Guarantors

Name	Jurisdiction of Incorporation
MxEnergy Capital Holdings Corp.	Delaware
MxEnergy Capital Corp.	Delaware
MxEnergy Gas Capital Holdings Corp.	Delaware
MxEnergy Electric Capital Holdings Corp.	Delaware
MxEnergy Gas Capital Corp.	Delaware
MxEnergy Electric Capital Corp.	Delaware
MxEnergy Inc.	Delaware
MxEnergy Electric Inc.	Delaware
Total Gas & Electricity (PA), Inc.	Florida
OnlineChoice Inc.	Delaware
MxEnergy Services Inc.	Delaware
Infometer.com Inc.	Delaware

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SCHEDULE I